Liquidity Financial Condition and Management Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Liquidity Financial Condition And Management Plans
Liquidity Financial Condition and Management Plans

NOTE 2 – LIQUIDITY FINANCIAL CONDITION AND MANAGEMENT PLANS

These consolidated financial statements have been prepared on the basis of a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As of June 30, 2018, the Company had cash of ￦166,228 thousand. Historically, the Company had net losses and negative cash flows from operations. The Company continues to experience liquidity constraints due to the continuing losses. These factors contributed to the Company’s substantial doubt of its ability to continue as a going concern.

During the six months ended June 30, 2018 and the year ended December 31, 2017, management has addressed going concern remediation through funding through the private placement and is continuing initiatives to raise capital to meet future working capital requirements. However, additional capital is required to reduce the risk of going concern uncertainties for the Company beyond the next twelve months as of the reporting date. There is no certainty that the Company will be able to arrange sufficient funding to continue its operations.

NOTE 2 – LIQUIDITY FINANCIAL CONDITION AND MANAGEMENT PLANS

These consolidated financial statements have been prepared on the basis of a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As of December 31, 2017, the Company had cash of ￦109,316 thousand. For the years ended December 31, 2017 and 2016, the Company reported loss from operations of ￦2,426,748 thousand and ￦1,112,099 thousand, respectively, and net cash used in operating activities of ￦755,770 thousand and ￦299,271 thousand, respectively. The Company continues to experience liquidity constraints due to the continuing losses. These factors contributed to the Company’s substantial doubt of its ability to continue as a going concern.

During 2017, management has addressed going concern remediation through funding through the private placement and is continuing initiatives to raise capital to meet future working capital requirements. However, additional capital is required to reduce the risk of going concern uncertainties for the Company beyond the next twelve months as of the reporting date. There is no certainty that the Company will be able to arrange sufficient funding to continue its operations.